Document And Entity Information	Mar. 27, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2025
Entity Registrant Name	Kodiak Sciences Inc.
Entity Central Index Key	0001468748
Entity Emerging Growth Company	false
Entity File Number	001-38682
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0476525
Entity Address, Address Line One	1250 Page Mill Rd
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	650
Local Phone Number	281-0850
Entity Information, Former Legal or Registered Name	Kodiak Sciences Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	KOD
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1200 Page Mill Rd
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304